Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 223,635	¥ 174,667
Contract assets (Included in Other Assets)	13,403	13,802
Contract liabilities (Included in Other Liabilities)	¥ 34,338	¥ 32,978